LEASES - Summary of Maturity of Lease Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases [Line Items]
Gross lease liabilities	£ 2,451	£ 2,692
Effect of discounting	(555)	(672)
Lease liability at end of year	1,896	2,020	£ 2,154
Short-term lease liability	223	240
Long-term lease liability	1,673	1,780
Not later than one year [member]
Disclosure Of Leases [Line Items]
Gross lease liabilities	325	353
Later than one year and not later than two years [member]
Disclosure Of Leases [Line Items]
Gross lease liabilities	294	307
Later than two years and not later than three years [member]
Disclosure Of Leases [Line Items]
Gross lease liabilities	265	281
Later than three years and not later than four years [member]
Disclosure Of Leases [Line Items]
Gross lease liabilities	241	256
Later than four years and not later than five years [member]
Disclosure Of Leases [Line Items]
Gross lease liabilities	202	235
Over five years
Disclosure Of Leases [Line Items]
Gross lease liabilities	£ 1,124	£ 1,260